Stock Options - Fair value of options granted (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock Options
Approximate risk-free rate	0.88%	1.26%	1.29%	1.92%
Volatility	42.47%	41.34%	43.92%	41.96%
Average expected life (years)	6 years	6 years	6 years	6 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Weighted-average grant date fair value	$ 14.71	$ 0.53	$ 0.84	$ 0.76
Estimated fair value of total options granted	$ 14,484,000	$ 113,000	$ 245,553	$ 505,620